EMPLOYEE BENEFIT PLANS - ASSUMED HCCTR (Details) - OPEB - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
HCCTR	7.60%	7.60%	7.90%
Ultimate HCCTR	4.50%	4.50%	4.50%
Effect of a 1 percentage point increase in the HCCTR on:
Year-end benefit obligation	$ 49,106	$ 49,061	$ 36,260
Total service and interest cost	2,799	2,923	2,482
Effect of a 1 percentage point decrease in the HCCTR on:
Year-end benefit obligation	(38,844)	(38,747)	(28,743)
Total service and interest costs	$ (2,151)	$ (2,250)	$ (1,937)